Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	TURNER FUNDS
Central Index Key	0001006783
Amendment Flag	false
Document Creation Date	Jan. 28, 2015
Document Effective Date	Jan. 31, 2015
Prospectus Date	Jan. 31, 2015
Turner Emerging Growth Fund | Investor
Risk/Return:
Trading Symbol	TMCGX
Turner Emerging Growth Fund | Institutional
Risk/Return:
Trading Symbol	TMCOX
TURNER MIDCAP GROWTH FUND | Retirement
Risk/Return:
Trading Symbol	TMIIX
TURNER MIDCAP GROWTH FUND | Investor
Risk/Return:
Trading Symbol	TMGFX
TURNER MIDCAP GROWTH FUND | Institutional
Risk/Return:
Trading Symbol	TMGEX
TURNER SMALL CAP GROWTH FUND | Investor
Risk/Return:
Trading Symbol	TSCEX
Institutional Class, Investor Class | Turner Medical Sciences Long/Short | Institutional Class
Risk/Return:
Trading Symbol	TMSEX
Institutional Class, Investor Class | Turner Medical Sciences Long/Short | Investor Class
Risk/Return:
Trading Symbol	TMSFX
Institutional Class, Investor Class | Turner Spectrum Fund | Institutional
Risk/Return:
Trading Symbol	TSPEX
Institutional Class, Investor Class | Turner Spectrum Fund | Investor
Risk/Return:
Trading Symbol	TSPCX
Institutional Class, Investor Class | Turner Titan Fund | Institutional Class
Risk/Return:
Trading Symbol	TTLEX
Institutional Class, Investor Class | Turner Titan Fund | Investor Class
Risk/Return:
Trading Symbol	TTLFX
Class C | Turner Medical Sciences Long/Short | Class C
Risk/Return:
Trading Symbol	TMSCX
Class C | Turner Spectrum Fund | Class C Shares
Risk/Return:
Trading Symbol	TSCCX
Class C | Turner Titan Fund | Class C
Risk/Return:
Trading Symbol	TTLCX